1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
SummaryOfSignificantAccountingPoliciesAndOrganizationDetailsNarrativeAbstract
Net change in the valuation allowance for deferred tax asset	$ 495,156	$ 413,915
Impairment losses	$ 0	$ 0